30. Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic numerator
Net income (loss) allocated to ordinary shareholders - continuing operations	R$ 478	R$ 1,156	R$ 357
Net income (loss) allocated to ordinary shareholders - discontinued operations	312	(7)	150
Net income (loss) allocated to ordinary shareholders	R$ 790	R$ 1,149	R$ 507
Basic denominator
Weighted average of shares	267	267	266
Basic earnings per share - continuing operations (in R$ per shares)	R$ 1.78980	R$ 4.33836	R$ 1.34175
Basic earnings per share - discontinued operations (in R$ per shares)	1.16824	(0.02627)	0.56376
Basic earnings per share - total (in R$ per shares)	R$ 2.95804	R$ 4.31209	R$ 1.90551
Diluted numerator
Net income (loss) allocated to ordinary shareholders - continuing operations	R$ 478	R$ 1,156	R$ 357
Net income (loss) allocated to ordinary shareholders - discontinued operations	312	(7)	150
Net income (loss) allocated to ordinary shareholders	R$ 790	R$ 1,149	R$ 507
Diluted denominator
Weighted average of shares	267	267	266
Stock option	1	1	1
Diluted weighted average of shares	268	268	267
Diluted earnings per share - continuing operations (in R$ per shares)	R$ 1.78696	R$ 4.31977	R$ 1.33637
Diluted earnings per share - discontinued operations (in R$ per shares)	1.16657		0.56100
Diluted: continued and discontinued operations (in R$ per shares)	R$ 2.95353	R$ 4.29350	R$ 1.89737